Services Income and Services Expense	12 Months Ended
Mar. 31, 2017
Services Income and Services Expense

25. Services Income and Services Expense

The following table provides information about services income and services expense for fiscal 2015, 2016 and 2017:

	Millions of yen
	2015	2016	2017
Revenues from asset management and servicing	¥214,372	¥201,470	¥190,454
Revenues from automobile related business	70,442	76,134	73,091
Revenues from facilities management related business	115,177	106,632	102,399
Revenues from environment and energy related business	62,286	85,271	100,102
Revenues from real estate management and contract work	171,562	174,170	181,088
Revenues from commissions for M&A advisory services, financing advice, financial restructuring advisory services and related services	78,342	22,983	0
Other	53,367	68,526	90,769

Services income	¥765,548	¥735,186	¥737,903

Expenses from asset management and servicing	¥52,825	¥55,283	¥47,126
Expenses from automobile related business	43,163	46,424	44,417
Expenses from facilities management related business	99,582	90,949	87,709
Expenses from environment and energy related business	51,436	68,888	77,020
Expenses from real estate management and contract work	152,447	156,075	160,917
Other	26,223	27,768	34,088

Services expense	¥425,676	¥445,387	¥451,277